Other disclosures - Other exposure to other counterparties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Banco Popular Espanol, S.A. | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure			€ 83,625
Off-balance-sheet other than derivatives contingent liabilities and commitments			15,460
SPAIN
Disclosure of financial assets [line items]
Risk exposure	€ 213,668
Off-balance-sheet government debt securities	12,756
SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	227,813	€ 258,075	262,286
Off-balance-sheet other than derivatives contingent liabilities and commitments	77,468	76,691	81,072
PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	39,804	38,887	41,626
Off-balance-sheet other than derivatives contingent liabilities and commitments	7,749	8,158	8,936
ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	20,093	17,896	13,896
Off-balance-sheet other than derivatives contingent liabilities and commitments	4,948	5,193	4,310
GREECE | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	12	80	56
Off-balance-sheet other than derivatives contingent liabilities and commitments	201	200	200
IRELAND
Disclosure of financial assets [line items]
Off-balance-sheet government debt securities	2
IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	14,262	11,788	3,061
Off-balance-sheet other than derivatives contingent liabilities and commitments	996	850	714
Loans and advances - Customers | Other Counterparties Risk
Disclosure of financial assets [line items]
Other comprehensive income and impairment losses recognized	7,322	9,385	10,653
Loans and advances - Customers | Banco Popular Espanol, S.A. | Other Counterparties Risk
Disclosure of financial assets [line items]
Other comprehensive income and impairment losses recognized			3,986
Loans and advances - Customers | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	194,817	202,149	210,976
Loans and advances - Customers | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	33,403	33,596	35,650
Loans and advances - Customers | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	12,284	10,830	10,015
Loans and advances - Customers | GREECE | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	12	80	56
Loans and advances - Customers | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	11,875	10,633	1,981
Cash, cash balances at central banks and other deposits on demand | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	21,696	42,655	36,091
Cash, cash balances at central banks and other deposits on demand | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	2,814	1,369	761
Cash, cash balances at central banks and other deposits on demand | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	182	51	17
Cash, cash balances at central banks and other deposits on demand | GREECE | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Cash, cash balances at central banks and other deposits on demand | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Reverse repurchase agreements | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	7,627	8,117	6,932
Reverse repurchase agreements | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	409	0	178
Reverse repurchase agreements | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	6,243	6,296	2,416
Reverse repurchase agreements | GREECE | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Reverse repurchase agreements | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Financial assets held for trading and financial assets designated as FV with changes in results | Debt instruments | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	656	412	623
Financial assets held for trading and financial assets designated as FV with changes in results | Debt instruments | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	190	11	160
Financial assets held for trading and financial assets designated as FV with changes in results | Debt instruments | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	625	84	438
Financial assets held for trading and financial assets designated as FV with changes in results | Debt instruments | GREECE | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Financial assets held for trading and financial assets designated as FV with changes in results | Debt instruments | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	55	21	20
Financial assets at fair value through other comprehensive income, category | Debt instruments | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	1,195
Financial assets at fair value through other comprehensive income, category | Debt instruments | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	32
Financial assets at fair value through other comprehensive income, category | Debt instruments | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	606
Financial assets at fair value through other comprehensive income, category | Debt instruments | GREECE | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0
Financial assets at fair value through other comprehensive income, category | Debt instruments | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	1,718
Non-trading financial assets mandatory at fair value through profit or loss | Debt instruments | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	321
Non-trading financial assets mandatory at fair value through profit or loss | Debt instruments | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0
Non-trading financial assets mandatory at fair value through profit or loss | Debt instruments | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0
Non-trading financial assets mandatory at fair value through profit or loss | Debt instruments | GREECE | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0
Non-trading financial assets mandatory at fair value through profit or loss | Debt instruments | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	592
Financial assets at amortised cost, category | Debt instruments | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	1,501
Financial assets at amortised cost, category | Debt instruments | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	2,956
Financial assets at amortised cost, category | Debt instruments | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	153
Financial assets at amortised cost, category | Debt instruments | GREECE | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0
Financial assets at amortised cost, category | Debt instruments | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	22
Financial assets available for sale, category | Debt instruments | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		1,760	4,784
Financial assets available for sale, category | Debt instruments | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		90	764
Financial assets available for sale, category | Debt instruments | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		635	1,010
Financial assets available for sale, category | Debt instruments | GREECE | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		0	0
Financial assets available for sale, category | Debt instruments | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		1,093	476
Loans and receivables, category | Debt instruments | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		320	2,880
Loans and receivables, category | Debt instruments | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		0	4,007
Loans and receivables, category | Debt instruments | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		0	0
Loans and receivables, category | Debt instruments | GREECE | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		0	0
Loans and receivables, category | Debt instruments | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		16	584
Held-to-maturity investments, category | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure			0
Held-to-maturity investments, category | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure			106
Held-to-maturity investments, category | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure			0
Held-to-maturity investments, category | GREECE | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure			0
Held-to-maturity investments, category | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure			0
Held-to-maturity investments, category | Debt instruments | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		2,662
Held-to-maturity investments, category | Debt instruments | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		3,821
Held-to-maturity investments, category | Debt instruments | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		0
Held-to-maturity investments, category | Debt instruments | GREECE | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		0
Held-to-maturity investments, category | Debt instruments | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure		25
Hedging derivatives, category | Other Than Credit Default Swaps | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	2,417	3,880	2,299
Hedging derivatives, category | Other Than Credit Default Swaps | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	931	1,132	1,416
Hedging derivatives, category | Other Than Credit Default Swaps | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	512	253	211
Hedging derivatives, category | Other Than Credit Default Swaps | GREECE | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0	28	30
Hedging derivatives, category | Other Than Credit Default Swaps | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	232	127	79
Hedging derivatives, category | CDS | SPAIN | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	2	(6)	2
Hedging derivatives, category | CDS | PORTUGAL | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Hedging derivatives, category | CDS | ITALY | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0	0	5
Hedging derivatives, category | CDS | GREECE | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	0	0	0
Hedging derivatives, category | CDS | IRELAND | Other Counterparties Risk
Disclosure of financial assets [line items]
Risk exposure	€ 0	€ 0	€ 0